Other Real Estate Owned and Repossessed Assets	3 Months Ended
Mar. 31, 2016
Other Real Estate Owned and Repossessed Assets [Abstract]
Other Real Estate Owned and Repossessed Assets
Other Real Estate Owned and Repossessed Assets

The following table shows a rollforward of other real estate owned and repossessed assets for the three months ended March 31, 2016.

(in thousands)	Amount
Balance at December 31, 2015	$12,409
Transfers in (via foreclosure)	1,727
Sales	(5,652)
Gain on sales	249
Impairments	(72)
Balance at March 31, 2016	$8,661

As of March 31, 2016, there were $1.9 million of residential real estate properties included in the balance of other real estate owned and repossessed assets. Also at March 31, 2016, the Company held $1.2 million of real estate - residential mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process.

Other real estate owned and repossessed assets are presented net of an allowance for losses.  An analysis of the allowance for losses on these assets as of and for the three months ended March 31, 2016 and 2015 is as follows:

(in thousands)	March 31, 2016	March 31, 2015
Balance at beginning of year	$9,875	$7,553
Impairments	72	934
Charge-offs	(2,991)	(953)
Balance at end of period	$6,956	$7,534

Items applicable to other real estate owned and repossessed assets for the three months ended March 31, 2016 and 2015 include the following:

(in thousands)	March 31, 2016	March 31, 2015
Gain on sales	$(249)	$(76)
Impairments	72	934
Operating expenses	52	131
Total	$(125)	$989